Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2015
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2015 and 2014 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of January 1, 2014	$14,462	$381	$5	$14,848
Earnings	339	15	-	354
Premiums on existing policies	46	14	-	60
Annuity payments received	-	-	(5)	(5)
Net proceeds from life insurance claim	(450)	-	-	(450)
Balance as of December 31, 2014	14,397	410	-	14,807
Earnings	321	16	-	337
Premiums on existing policies	41	13	-	54
Annuity payments received	-	(34)	-	(34)
Net proceeds from life insurance claim	(259)	-	-	(259)
Balance as of December 31, 2015	$14,500	$405	$-	$14,905